REVENUES	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUES	REVENUES
The table below presents our revenues disaggregated into categories based on the nature of such revenues. See Note 17 for revenues by segment disaggregated into these categories.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Revenues by Type:
Advertising	$3,803	$5,329	$10,295	$9,989
Affiliate and subscription	5,429	8,242	13,153	13,018
Theatrical	154	475	813	813
Licensing and other	2,883	2,576	4,952	5,832
Total Revenues	$12,269	$16,622	$29,213	$29,652
Receivables
Included in “Other assets” on the Consolidated Balance Sheets are noncurrent receivables of $835 million and $1.03 billion at December 31, 2025 (Successor) and December 31, 2024 (Predecessor), respectively. Noncurrent receivables primarily relate to revenues recognized under long-term content licensing arrangements. Revenues from the licensing of content are recognized at the beginning of the license period in which programs are made available to the licensee for exhibition, while the related cash is generally collected over the term of the license period.
Our receivables do not represent significant concentrations of credit risk at December 31, 2025 or 2024, due to the wide variety of customers, markets and geographic areas to which our products and services are sold.

Contract Liabilities
Contract liabilities are included within “Deferred revenues” and “Other liabilities” on the Consolidated Balance Sheets and were $1.5 billion, $0.9 billion, and $0.8 billion at December 31, 2025 (Successor) and December 31, 2024 and 2023 (Predecessor), respectively. For the periods from August 7 - December 31, 2025 (Successor) and January 1 - August 6, 2025, and for the years ended December 31, 2024 and 2023 (Predecessor), we recognized revenues of $1.0 billion, $0.6 billion, $0.7 billion, and $0.9 billion, respectively, that were included in the opening balance of deferred revenues for the respective period.

Unrecognized Revenues Under Contract
At December 31, 2025 (Successor), unrecognized revenues attributable to unsatisfied performance obligations under our long-term contracts were approximately $6 billion, of which $3 billion is expected to be recognized in 2026, $2 billion in 2027, and $1 billion in 2028. These amounts only include contracts subject to a guaranteed fixed amount or the guaranteed minimum under variable contracts, primarily consisting of television and film licensing contracts and affiliate agreements that are subject to a fixed or guaranteed minimum fee. Such amounts change on a regular basis as we renew existing agreements or enter into new agreements. In addition, the timing of satisfying certain performance obligations under these long-term contracts is uncertain and, therefore, is also subject to change. Unrecognized revenues under contracts disclosed above do not include (i) contracts with an original expected term of one year or less, mainly consisting of advertising contracts, (ii) contracts for which variable consideration is determined based on the customer’s subsequent sale or usage, mainly consisting of affiliate agreements and (iii) long-term licensing agreements for multiple programs for which variable consideration is determined based on the value of the programs delivered to the customer and our right to invoice corresponds with the value delivered.

Performance Obligations Satisfied in Previous Periods
Under certain revenue arrangements, the amount and timing of our revenue recognition is determined based on our licensees’ subsequent sale to its end customers. As a result, under such arrangements we often satisfy our performance obligation of delivery of our content in advance of revenue recognition. We recognized revenue of $0.2 billion for the Successor period from August 7 - December 31, 2025, $0.4 billion for the Predecessor period from January 1 - August 6, 2025, and $0.5 billion and $0.4 billion for the years ended December 31, 2024 and 2023, respectively, principally relating to content licensing arrangements for which the performance obligation was satisfied prior to the periods indicated, including agreements with distributors of transactional video-on-demand and electronic sell-through services, other licensing arrangements, and theatrical distribution of our films. The amount for the year ended December 31, 2024 also included advertising revenue from amounts recognized during 2024 for the underreporting of revenue by an international advertising sales agent in previous periods.